New and Amended IFRS Standards	12 Months Ended
Dec. 31, 2020
Disclosure of first-time adoption [text block] [Abstract]
NEW AND AMENDED IFRS STANDARDS

Impact of the initial application new and amended IFRS standards that are effective for the current year:

Amendments to IAS 1 and IAS 8 Definition of material

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

The Group has adopted the amendments to IAS 1 and IAS 8 for the first time in the current year. The amendments make the definition of material in IAS 1easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of 'obscuring' material information with immaterial information has been included as part of the new definition. The threshold for materiality influencing users has been changed from 'could influence' to 'could reasonably be expected to influence'. The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of 'material' or refer to the term ‘material’ to ensure consistency.

New and revised IFRS Standards in issue but not yet effective

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after 1 January 2023, with early application permitted.

The Company do not expect that the adoption of the amendment listed above will have a material impact on the financial statements of the Group in future periods.